Nuance Mid Cap Value Fund
Schedule of Investments
January 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.8%
Consumer Staples - 14.6%
Beiersdorf AG - ADR	1,708,615	$41,468,086
Brown-Forman Corp. - Class B	115,936	7,719,019
Calavo Growers, Inc.	770,473	24,693,660
Cal-Maine Foods, Inc.	279,371	15,985,609
Clorox Co.	884,018	127,908,564
Henkel AG & Co. KGaA - ADR	4,344,350	72,159,653
Kimberly-Clark Corp.	1,293,356	168,149,214
Mission Produce, Inc. *	1,284,926	16,010,178
		474,093,983
Financials - 15.2%
Chubb Ltd.	210,201	47,818,626
Everest Re Group, Ltd.	69,073	24,154,137
Hartford Financial Services Group Inc.	202,156	15,689,327
Independent Bank Corp.	319,174	25,434,976
Northern Trust Corp.	1,564,740	151,732,838
Reinsurance Group of America, Inc.	374,320	56,810,546
TowneBank	1,035,483	31,551,167
Travelers Companies, Inc.	649,485	124,129,573
UMB Financial Corp.	102,192	9,216,697
Valley National Bancorp	711,146	8,448,414
		494,986,301
Healthcare - 21.4%
Baxter International, Inc.	729,752	33,342,369
Dentsply Sirona, Inc.	6,088,169	224,227,264
Globus Medical, Inc. - Class A *	105,959	7,999,905
ICU Medical, Inc. *	435,875	84,224,126
Merit Medical Systems, Inc. *	114,928	8,200,113
NuVasive, Inc. *	162,274	7,399,694
Smith & Nephew - ADR	5,726,038	159,183,856
Universal Health Services, Inc. - Class B	768,775	113,940,143
Zimmer Biomet Holdings, Inc.	448,546	57,117,848
		695,635,318
Industrials - 13.5%
3M Co.	1,274,787	146,702,488
Aerojet Rocketdyne Holdings, Inc. *	1,404,016	78,512,575
Graco Inc.	458,066	31,295,069
Knorr-Bremse AG	4,000,334	65,125,437
Lindsay Corp.	63,535	9,950,852
Mueller Water Products, Inc.- Class A	7,033,038	88,967,931
Werner Enterprises, Inc.	372,232	17,483,737
		438,038,089
Information Technology - 3.1%
Amphenol Corp. - Class A	809,648	64,585,621
Applied Materials, Inc.	224,769	25,059,496
Lam Research Corp.	18,082	9,042,808
		98,687,925
Materials - 3.0%
AptarGroup, Inc.	490,098	56,674,933
DuPont de Nemours, Inc.	115,556	8,545,366
Ecolab Inc.	211,180	32,696,999
		97,917,298
Real Estate - 7.3%
Equity Commonwealth	2,837,817	72,421,090
Healthcare Realty Trust, Inc.	5,749,620	123,789,319
Healthpeak Properties, Inc.	1,473,394	40,488,867
		236,699,276
Utilities - 6.7%
American Water Works Co., Inc.	202,206	31,643,217
Avista Corp.	899,173	35,877,003
California Water Service Group	498,063	30,466,514
Essential Utilities, Inc.	163,853	7,656,851
Pennon Group PLC	329,897	7,370,295
Portland General Electric Co.	782,589	37,235,584
SJW Group	754,833	58,431,622
United Utilities Group PLC - ADR	312,380	8,118,756
		216,799,842
TOTAL COMMON STOCK
(Cost $2,632,863,259)		2,752,858,032

PREFERRED STOCKS - 8.7%
Consumer Staples - 3.4%
Henkel AG & Co KGaA	6,168,249	110,010,721
Financials - 5.3%
MetLife, Inc., Series E, 5.625% (Call 06/15/2023 @ $25.00)	1,494,210	37,444,903
MetLife, Inc., Series F, 4.750% (Call 03/15/2025 @ $25.00)	1,902,655	43,703,985
Hartford Financial Services Group Inc., 6.000% (Call 02/15/2032 @ $25.00)	141,964	3,655,573
US Bancorp, 4.0000%	625,067	11,988,785
US Bancorp, Series B, 3.500% (Call 4/17/2023 @ $25.00)	3,682,180	75,116,472
		171,909,718
TOTAL PREFERRED STOCK		281,920,439
(Cost $280,988,772)

SHORT-TERM INVESTMENT - 6.4%
First American Government Obligations Fund, Class X, 4.14%^
(Cost $207,771,521)	207,771,521	207,771,521

Total Investments - 99.9%
(Cost $3,121,623,552)		3,242,549,992
Other Assets and Liabilities, Net - 0.1%		2,328,691
Total Net Assets - 100.0%		$3,244,878,683

ADR	- American Depositary Receipt
*	Non-income producing security
^	The rate shown is the annualized seven day effective yield as of January 31, 2023.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,752,858,032	$-	$-	$2,752,858,032
Preferred Stocks	281,920,439	-	-	281,920,439
Short-Term Investment	207,771,521	-	-	207,771,521
Total Investments	$3,242,549,992	$-	$-	$3,242,549,992

Refer to the Schedule of Investments for further information on the classification of investments.